Document and Entity Information	Dec. 02, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	Dyne Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39509
Entity Tax Identification Number	36-4883909
Entity Address, Address Line One	1560 Trapelo Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	786-8230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	DYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001818794
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451